Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Loss [Abstract]
Interest on government loans	$ 431,143	$ 435,684	$ 441,474
Interest on other long term borrowing	342,540	342,540	50,430
Interest on loans from shareholders	327,324	73,780
Interest on loans from related parties	105,899	13,571
Interest on lease liabilities	40,425	36,037
Finance costs	$ 1,247,331	$ 901,612	$ 491,904